Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Schedule Of Maximum Exposure To Loss In VIEs

The following table presents our maximum exposure to loss in VIEs for which we are not the PB as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Carrying value of investments (Note 12)	$118,783	$114,711
Carrying value of the ALS Note Receivable	—	85,747
Debt guarantees	125,429	248,105
Maximum exposure to loss	$244,212	$448,563